Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended
	Apr. 29, 2021 [1]	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Applied Finance Valuation Large Cap ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,395	$ 9,593	$ 12,144	$ 15,030	$ 18,098
Morningstar US Market Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,270	$ 9,080	$ 11,480	$ 14,246	$ 16,717

[1]	Inception